Discontinued Operations	9 Months Ended	12 Months Ended
	Mar. 31, 2013	Jun. 30, 2012
Discontinued Operations
13.	DISCONTINUED OPERATIONS

In the fourth fiscal quarter of 2012, the Company sold its U.S. based commercial packaging operations and concluded the elimination of cash flows qualified the component as a discontinued operation. No material gain or loss was recognized on the sale. In addition, during fiscal year 2011, the Company concluded that its printed components facilities qualified as a component entity, the operations of which were then classified as held for sale and discontinued. In conjunction with the exit of these operations the Company incurred expenses related to long term pension obligations in the current and prior year periods. During the three and nine month period the Company recorded approximately $3.8 million of expense associated with such pension obligations.

The domestic commercial packaging and printed component entities were previously reported in the Company’s Packaging Services segment.

Summarized Consolidated Statements of Operations data for discontinued operations are as follows:

	Nine Months Ended March 31,
(Dollars in millions)	2013	2012
Net revenue	$—	$76.6
Earnings/(loss) before income taxes	(4.9)	(4.0)
Income tax (benefit)/expense	—	—
Earnings/(loss) from discontinued operations, net of tax	$(4.9)	$(4.0)

17. DISCONTINUED OPERATIONS AND DIVESTITURES

Discontinued Operations

In the fourth fiscal quarter of 2012, the Company sold its U.S. based commercial packaging operations and concluded the elimination of cash flows qualified the component as a discontinued operation. No material gain or loss was recognized on the sale. In addition, during fiscal year 2011, the Company concluded that its printed components facilities qualified as a component entity, the operations of which were then classified as held for sale and discontinued. In April 2011, the Company completed the sale of its printed component operations in a cash transaction for an amount which approximated fair value. Accordingly, all current and prior period financial information has been reclassified within the financial statements to discontinued operations captions within the Consolidated Statements of Operations and Cash Flows. The domestic commercial packaging and printed component entities were previously reported in the Company’s Packaging Services segment.

In addition, on November 13, 2009, the Company completed its sale of the North Raleigh, North Carolina sterile injectable facility to a third party for an amount which approximated fair value. Also, on March 30, 2009, the Company sold its Osny, France facility to Bavaria Industriekapital AG, a German industrial holding company. The operating results and cash flows from these operations are included within discontinued operations captions within the statements of operations and cash flow in prior periods.

The operating results of these components are included in the Consolidated Statement of Operations for the fiscal years ended June 30, 2012, June 30, 2011 and June 30, 2010 within discontinued operations.

Summarized consolidated statements of operations data for these discontinued operations are as follows:

	Fiscal Year Ended June 30,
(in millions)	2012	2011	2010
Net revenue	$94.3	$188.9	$258.4

Earnings /(loss) before income taxes	(41.2)	(20.1)	(50.1)
Income tax (benefit)/expense	0.1	0.9	(0.4)

Earnings/ (loss) from discontinued operations, net of tax	$(41.3)	$(21.0)	$(49.7)

Summarized balance sheet data for these discontinued operations is as follows:

(in millions)	June 30, 2012	June 30, 2011
Assets held for sale
Working capital and other assets	—	28.0
Property, Plant and Equipment, net	—	38.2

Total assets held for sale	—	66.2

Liabilities held for sale
Current liabilities	—	11.3
Other liabilities	—	0.3

Total liabilities held for sale	—	11.6